Schedule of Investments (unaudited) March 31, 2024	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Apidos CLO XXIV, Series 2016-24A, Class A1AL, (3-mo. CME Term SOFR + 1.21%), 6.53%, 10/20/30(a)(b)	$249	$249,387
Birch Grove CLO Ltd., Series 19A, Class CR, (3-mo. CME Term SOFR + 2.46%), 7.79%, 06/15/31(a)(b)	300	300,009
BlueMountain CLO XXV Ltd., Series 2019-25A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.28%, 07/15/36(a)(b)	250	249,604
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 7.12%, 04/20/35(a)(b)	250	249,202
Dryden CLO Ltd., Series 2017-53A, Class B, (3-mo. CME Term SOFR + 1.66%), 6.98%, 01/15/31(a)(b)	250	249,967
Elmwood CLO X Ltd., Series 2021-3A, Class C, (3-mo. CME Term SOFR + 2.21%), 7.53%, 10/20/34(a)(b)	500	500,870
Generate CLO Ltd., Series 2A, Class CR, (3-mo. CME Term SOFR + 2.11%), 7.43%, 01/22/31(a)(b)	250	250,501
Neuberger Berman Loan Advisers CLO Ltd.(a)(b)
Series 2017-25A, Class AR, (3-mo. CME Term SOFR + 1.19%), 6.49%, 10/18/29	369	368,855
Series 2019-35R, Class CR, (3-mo. CME Term SOFR + 2.30%), 7.64%, 01/19/33	250	252,365
OCP CLO Ltd., Series 2019-17A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.18%, 07/20/32(a)(b)	250	249,604
OHA Credit Funding Ltd., Series 2019-4A, Class CR, (3-mo. CME Term SOFR + 2.31%), 7.63%, 10/22/36(a)(b)	250	251,242
Palmer Square CLO Ltd.(a)(b)
Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.39%), 6.71%, 01/17/31	130	129,643
Series 2015-1A, Class BR4, (3-mo. CME Term SOFR + 2.11%), 7.43%, 05/21/34	250	249,144
Securitized Asset-Backed Receivables LLC Trust, Series 2005-OP1, Class M2, (1-mo. Term SOFR + 0.79%), 6.12%, 01/25/35(a)	117	103,302
Southwick Park CLO LLC, Series 2019-4A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 6.64%, 07/20/32(a)(b)	250	250,125
Trimaran CAVU Ltd., Series 2019-1A, Class C1, (3-mo. CME Term SOFR + 3.41%), 8.73%, 07/20/32(a)(b)	250	250,006
Voya CLO Ltd., Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 6.65%, 01/20/31(a)(b)	191	191,564

Total Asset-Backed Securities — 11.4% (Cost: $4,288,713)		4,345,390

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 6.4%
Bank of America Mortgage Trust, Series 2003-J, Class 2A1, 5.08%, 11/25/33(a)	16	14,237
Bravo Residential Funding Trust, Series 2021-NQM1, Class A1, 0.94%, 02/25/49(a)(b)	46	40,426
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A12, 6.50%, 04/25/49(a)(b)	33	33,110
COLT Mortgage Loan Trust(b)
Series 2022-1, Class A1, 4.55%, 04/25/67(a)	94	94,006
Series 2022-2, Class A1, 2.99%, 02/25/67	114	103,200
Series 2022-7, Class A1, 5.16%, 04/25/67	195	191,658
Credit Suisse Mortgage Capital Certificates Trust, Series 2022-ATH1, Class A1A, 2.87%, 01/25/67(a)(b)	113	104,915
Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, 01/25/67(a)(b)	221	187,347

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Flagstar Mortgage Trust, Series 2021-4, Class A1, 2.50%, 06/01/51(a)(b)	$167	$134,093
GS Mortgage-Backed Securities Corp. Trust, Series 2022- PJ2, Class A4, 2.50%, 06/25/52(a)(b)	86	68,860
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class A2, 2.50%, 11/25/51(a)(b)	82	65,472
JP Morgan Mortgage Trust(a)(b)
Series 2022-DSC1, Class A1, 4.75%, 01/25/63	109	103,821
Series 2022-INV3, Class A3B, 3.00%, 09/25/52	85	70,562
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3, 3.00%, 04/25/52(a)(b)	89	73,974
MFA Trust(a)(b)
Series 2020-NQM1, Class A1, 1.48%, 03/25/65	53	49,607
Series 2021-NQM1, Class M1, 2.31%, 04/25/65	250	192,733
OBX Trust, Series 2022-INC3, Class A1, 3.00%, 02/25/52(a)(b)	87	73,013
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(a)(b)	87	72,681
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(a)(b)	200	158,096
TRK Trust, Series 2021-INV2, Class A1, 1.97%, 11/25/56(a)(b)	130	111,275
Verus Securitization Trust(b)
Series 2022-1, Class A1, 2.72%, 01/25/67	82	73,976
Series 2022-3, Class A1, 4.13%, 02/25/67	317	296,583
Series 2022-7, Class A1, 5.15%, 07/25/67	128	127,492

		2,441,137

Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	61	10,302

Total Non-Agency Mortgage-Backed Securities — 6.4% (Cost: $2,693,016)		2,451,439

U.S. Government Sponsored Agency Securities

Agency Obligations — 6.7%
Federal Farm Credit Banks Funding Corp.
2.75%, 02/22/30	400	363,394
1.84%, 01/25/36	500	362,242
Federal Home Loan Banks
2.13%, 09/14/29	1,000	895,230
1.61%, 01/27/33	300	233,967
Freddie Mac
0.38%, 05/17/24	500	496,913
0.41%, 09/17/24	220	214,833

		2,566,579

Collateralized Mortgage Obligations — 10.5%
Fannie Mae REMICS
Series 2013-73, Class KE, 3.00%, 07/25/43	500	409,119
Series 2017-90, Class WB, 3.00%, 11/25/47	433	333,611
Series 2020-79, Class JA, 1.50%, 11/25/50	212	184,254
Series 2022-25, Class KL, 4.00%, 05/25/52	1,000	878,648
Series 2022-31, Class BZ, 4.00%, 10/25/51	710	598,849
Series 4480, Class ZX, 4.00%, 11/15/44	622	581,785
Freddie Mac REMICS
Series 4398, Class ZX, 4.00%, 09/15/54	364	319,259
Series 4921, Class NL, 3.00%, 10/25/49	504	355,238
Series 5230, Class DL, 3.50%, 09/25/44	400	333,860

		3,994,623

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities — 0.0%
Ginnie Mae, Series 2006-30, Class IO, 2.79%, 05/16/46(a)	$37	$8

Interest Only Collateralized Mortgage Obligations — 0.3%
Fannie Mae REMICS, Series 2012-47, Class NI, 4.50%, 04/25/42	183	30,046
Ginnie Mae(a)
Series 2009-116, Class KS, (1-mo. Term SOFR + 6.36%), 1.03%, 12/16/39	106	7,752
Series 2011-52, Class NS, (1-mo. Term SOFR + 6.56%), 1.23%, 04/16/41	1,049	69,941

		107,739

Mortgage-Backed Securities — 46.8%
Freddie Mac Mortgage-Backed Securities, 3.50%, 01/01/46	770	707,326
Ginnie Mae Mortgage-Backed Securities, 5.00%, 11/15/35	1	1,450
Uniform Mortgage-Backed Securities
4.00%, 10/01/24 - 10/01/53	4,578	4,342,595
1.50%, 06/01/31	603	548,595
5.00%, 11/01/33 - 04/11/54(c)	2,447	2,429,574
3.50%, 02/01/35 - 04/11/54(c)	1,722	1,565,897
5.50%, 03/01/35 - 04/01/53	1,458	1,468,061
6.00%, 02/01/36 - 03/01/38	63	65,142
4.50%, 04/01/39 - 04/11/54(c)	2,129	2,071,867
3.00%, 03/01/43 - 07/01/52	4,070	3,563,747
6.50%, 09/01/53 - 10/01/53	1,075	1,097,984

		17,862,238

Total U.S. Government Sponsored Agency Securities — 64.3% (Cost: $26,241,442)		24,531,187

U.S. Treasury Obligations
U.S. Treasury Bonds
1.88%, 02/15/41 - 02/15/51	940	649,162
3.38%, 08/15/42	900	777,375
3.00%, 08/15/48	5	3,902
2.38%, 05/15/51	700	475,207
2.00%, 08/15/51	950	588,592
U.S. Treasury Notes
5.00%, 10/31/25	310	310,872
4.25%, 12/31/25 - 02/28/29	800	795,321
4.63%, 02/28/26	200	199,836
4.38%, 11/30/28	700	703,691
4.00%, 01/31/29 - 02/15/34	1,120	1,106,856

Total U.S. Treasury Obligations — 14.7% (Cost: $6,567,000)		5,610,814

Total Long-Term Investments — 96.8% (Cost: $39,790,171)		36,938,830

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(d)(e)	1,183,945	$1,183,945

	Par (000)

U.S. Government Sponsored Agency Securities — 2.4%
Freddie Mac, 0.40%, 05/24/24	$905	898,603

Total Short-Term Securities — 5.5% (Cost: $2,083,304)		2,082,548

Total Investments Before TBA Sale Commitments and Options Written — 102.3% (Cost: $41,873,475)		39,021,378

TBA Sale Commitments

Mortgage-Backed Securities — (1.2)%
Uniform Mortgage-Backed Securities, 4.50%, 04/11/54(c)	(490)	(466,589)

Total TBA Sale Commitments — (1.2)% (Proceeds: $(469,673))		(466,589)

Options Written — (0.3)% (Premiums Received: $(120,000))		(104,202)

Total Investments, Net of TBA Sale Commitments and Options Written — 100.8% (Cost: $41,283,802)		38,450,587
Liabilities in Excess of Other Assets — (0.8)%		(311,928)

Net Assets — 100.0%		$38,138,659

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents or includes a TBA transaction.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,302,929	$—	$(118,984	)(a)	$—	$—	$1,183,945	1,183,945	$12,432	$—

(a)	Represents net amount purchased (sold).

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Enhanced Government Fund, Inc. (EGF)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	2	06/18/24	$222	$1,309
10-Year U.S. Ultra Long Treasury Note	8	06/18/24	917	1,716
Ultra U.S. Treasury Bond	11	06/18/24	1,419	32,154
2-Year U.S. Treasury Note	8	06/28/24	1,636	(2,142)
5-Year U.S. Treasury Note	44	06/28/24	4,709	9,274

				42,311

Short Contracts
U.S. Long Bond	8	06/18/24	964	(20,389)

				$21,922

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
10-Year Interest Rate Swap, 05/01/34	3.82%	Annual	1-Day SOFR, 5.34%	Annual	Bank of America N.A.	04/29/24	3.82%	USD	3,507	$(25,992)
2-Year Interest Rate Swap, 05/01/26	4.45%	Annual	1-Day SOFR, 5.34%	Annual	Bank of America N.A.	04/29/24	4.45	USD	16,834	(30,154)
30-Year Interest Rate Swap, 05/01/54	3.61%	Annual	1-Day SOFR, 5.34%	Annual	Bank of America N.A.	04/29/24	3.61	USD	1,402	(20,057)
5-Year Interest Rate Swap, 05/01/29	3.94%	Annual	1-Day SOFR, 5.34%	Annual	Bank of America N.A.	04/29/24	3.94	USD	6,312	(27,999)

										$(104,202)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Enhanced Government Fund, Inc. (EGF)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$4,345,390	$—	$4,345,390
Non-Agency Mortgage-Backed Securities	—	2,451,439	—	2,451,439
U.S. Government Sponsored Agency Securities	—	24,531,187	—	24,531,187
U.S. Treasury Obligations	—	5,610,814	—	5,610,814
Short-Term Securities
Money Market Funds	1,183,945	—	—	1,183,945
U.S. Government Sponsored Agency Securities	—	898,603	—	898,603
Liabilities
Investments
TBA Sale Commitments	—	(466,589)	—	(466,589)

	$1,183,945	$37,370,844	$—	$38,554,789

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$44,453	$—	$—	$44,453
Liabilities
Interest Rate Contracts	(22,531)	(104,202)	—	(126,733)

	$21,922	$(104,202)	$—	$(82,280)

(a)

Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

4